INCOME TAX - Valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation allowance
Balance at January 1	$ 2,766	$ 2,384	$ 1,564
Additions to valuation allowance	11,676	382	820
Balance at December 31	$ 14,442	$ 2,766	$ 2,384